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May 30, 2013

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insured Investments
100 F Street NE

Washington, DC 20549-4644

Re:   Minnesota Life Insurance Company
      Minnesota Life Individual Variable Universal Life Account
      Post-Effective Amendment No. 15 to Registration Statement on Form N-6 (File Numbers 333-144604 and 811-22093)

Commissioners:

      Minnesota Life Insurance Company (the "Company"), on behalf of Minnesota Life Individual Variable Universal Life Account (the "Account"), is filing the above referenced post-effective amendment (the "Amendment") to the registration statement on Form N-6 for the Account (the "Registration Statement") electronically with the Securities and Exchange Commission (the "Commission") via EDGAR pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933.

      The Company is filing the Amendment under paragraph (a) of Rule 485 to add a limitation on the amount of premium that may be paid where an Owner purchases the variable universal life insurance policy (the "Policy") described in the prospectus and the Amendment on or after July 22, 2013 and adds the Death Benefit Guaranty Agreement to the Policy. The Company notes that each Owner may request a personalized illustration that shows the amount and effect of the premium limitation. The amount of the premium limitation will also be set forth on the data pages for the Policy. The premium limitation will approximate five times the target premium for the Policy; however it may vary depending upon the insured's gender, risk class, age and the death benefit option chosen.

      The Company notes that the Registration Statement currently includes changes to prospectus disclosure made in response to comments received from the Commission staff on a pre-effective amendment to a different Form N-6 registration statement which became effective on December 31, 2012. See Pre-Effective Amendment No. 1 to the Registration Statement for Minnesota Life ML Premier Variable Universal Life (File No. 333-183590). The Company will provide to the Commission staff under separate cover a marked copy of the Registration Statement that highlights the disclosure changes made in the May 1, 2013 update to the Registration Statement.

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      Given that the changes made to the prospectus in the Amendment to add the premium limitation represent the only changes to the disclosure in the prospectus that the Commission staff has not previously reviewed and that those changes are limited in scope, the Company, on behalf of the Account, requests that the Commission staff provide an expedited review of the Amendment and accelerate the effective date of the Amendment to July 1, 2013. Requests from the Company, on behalf of the Account, and the principal underwriter for the Account requesting that the Commission staff accelerate the effective date of the Amendment to July 1, 2013 accompany the Amendment as correspondence.

      If you have any questions or comments regarding the Amendment, please don't hesitate to call the undersigned at 651-665-4593. We greatly appreciate the Commission staff's time and attention to this matter.

                                   Sincerely,

                                   /s/ Timothy E. Wuestenhagen
                                   ---------------------------
                                   Timothy E. Wuestenhagen
                                   Senior Counsel

cc: Thomas E. Bisset